Other Operating Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other expense by nature [Abstract]
Turnover tax	$ 7,981,890	$ 7,661,598	$ 5,802,997
Provisions for reorganization	2,342,101	0	0
Provision for contingencies	2,107,762	955,641	619,552
Loss on initial recognition of loans bearing below market interest rate	1,520,175	985,803	519,486
Contributions to the Deposits Guarantee Fund (Note 46)	605,859	606,763	536,623
Expected credit losses on financial guarantee and loan commitments	379,386	57,339	0
Damage claims	168,361	298,159	317,993
Loss on sale of non-current assets held for sale	0	393,819	0
Other operating expenses	1,075,112	1,322,918	3,504,136
Total Other Operating Expenses	$ 16,180,646	$ 12,282,040	$ 11,300,787